SUBCONTRACTORS	12 Months Ended
Dec. 31, 2012
SUBCONTRACTORS [Abstract]
SUBCONTRACTORS
NOTE 19: -	SUBCONTRACTORS
The Company is dependent upon sole source suppliers for certain key components used in its products. Management believes that in most cases other suppliers could provide similar components at comparable terms. A change of suppliers, however, could cause a material delay in manufacturing and a possible loss of sales, which could adversely affect the Company's operating results and financial position.